SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

17.SUBSEQUENT EVENTS

Series A Convertible Preferred Stock

On July 16, 2026, at an Additional Closing pursuant to the Preferred Stock Purchase Agreement, the Company issued and sold, and certain Buyers purchased, in a private placement: 1,250 shares of the Series A Preferred Stock and 53,769 2026 Warrants to purchase shares of Common Stock for aggregate gross proceeds of approximately $1.0 million.

On July 24, 2026, at an Additional Closing pursuant to the Preferred Stock Purchase Agreement, the Company issued and sold, and certain Buyers purchased, in a private placement: 2,500 shares of the Series A Preferred Stock and 107,541 2026 Warrants to purchase shares of Common Stock for aggregate gross proceeds of approximately $2.0 million.

Ferrox Critical Minerals Bridge Loan

On July 27, 2026, the Company funded an additional bridge loan to Ferrox in the original principal amount of $4.5 million, which loan was evidenced by a Convertible Promissory Note issued by Ferrox to the Company. The Convertible Promissory Note shall accrue interest at a rate of 5.0% per annum and will mature on January 31, 2027. Pursuant to the terms of the Note, the Company was paid an origination fee of $0.4 million.

Business Combination with Ferrox Critical Minerals

On August 3, 2026, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”), as unanimously approved by the Board, by and among the Company, SMTK Merger Sub Inc., a company incorporated under the laws of the British Virgin Islands and a wholly-owned subsidiary of the Company (“Merger Sub”), and Ferrox.

Upon the terms and subject to the conditions set forth in the Business Combination Agreement, the Company shall acquire Ferrox in an all-stock transaction, for an aggregate purchase price of approximately $125 million (the “Business Combination”).

The completion of the Business Combination is subject to customary closing conditions, including (i) approval of the Business Combination by the Company’s stockholders and Ferrox’s shareholders, (ii) filing and mailing of a definitive proxy statement with the Securities and Exchange Commission (the “SEC”), (iii) the shares of the Company’s common stock to be issued pursuant to the Business Combination Agreement having been approved for listing on The Nasdaq Stock Market LLC (“Nasdaq”), (iv) the filing with the SEC of a registration statement on Form S-4 (the “Registration Statement”), in connection with the registration under the Securities Act of 1933, as amended (“Securities Act”) of the Company’s common shares to be issued in the Business Combination, (v) subject to specified materiality standards, the accuracy of the representations and warranties of the parties thereto (the “Transaction Parties”); and (vi) the performance by the Transaction Parties in all material respects with all obligations required to be performed under the Business Combination Agreement at or prior to the date (the “Closing Date”) of the closing of the transactions contemplated by the Business Combination Agreement (the “Closing”).

In connection with the Business Combination, on or before the Closing, the Company is expected to enter into Lock-Up Agreements, in form and substance reasonably satisfactory to the Company and Ferrox, with each of the executive officers, directors and five percent (5%) stockholders of the Post-Closing Company, each to be effective as of the Closing for 120 days following the Closing. The execution of the Lock-Up Agreements is also a condition to the Transaction Parties’ obligations to consummate the Business Combination. The Business Combination Agreement contains customary representations and warranties of the Transaction Parties. The Business Combination Agreement also contains customary covenants and agreements, including covenants and agreements relating to (i) the conduct of the Company’s business and Ferrox’s business between the date of the signing of the Business Combination Agreement and the Closing, (ii) the efforts of the Transaction Parties to cause the Business Combination to be completed, including obtaining all approvals, consents, registrations, authorizations and other confirmations from any third party necessary, proper or advisable to consummate the transactions contemplated by the Business Combination Agreement, and (iii) covenants by each of the Company and Ferrox not to solicit any Acquisition Proposal (as such term is defined in the Business Combination Agreement) from third parties.

The Business Combination Agreement may be terminated prior to the Closing by: (a) by mutual written consent of each of the Transaction Parties; (b) by either the Company or Ferrox, after the March 31, 2027 (the “End Date”), if the Business Combination has not been consummated (subject to certain conditions); (c) by either the Company or Ferrox if a governmental body has issued a non-appealable final order, decree or ruling or taken any other action, in each case having the effect of permanently restraining, enjoining or otherwise prohibiting the Business Combination; (d) by Ferrox upon the Company’s breach of the Business Combination Agreement which is not timely cured; (e) by the Company upon Ferrox’s breach of the Business Combination Agreement which is not timely cured; (f) by the Company, if there will have occurred any Ferrox Material Adverse Effect (as such term is defined in the Business Combination Agreement) (subject to certain conditions); (g) by Ferrox, if there will have occurred any SMTK Material Adverse Effect (as such term is defined in the Business Combination Agreement) (subject to certain conditions); or (h) subject to certain conditions, by either the Company or Ferrox, if one of them should receive an unsolicited Superior Proposal (as such term is defined in the Business Combination Agreement). If the Business Combination Agreement is terminated by a Transaction Party in connection with such Transaction Party’s receipt of an unsolicited Superior Proposal, the terminating Transaction Party shall, subject to certain conditions, be required to make a Termination Payment to the other Transaction Party in the amount of $3 million.

Equity Line of Credit

Since June 30, 2026, the Company has issued 51,622 shares of its Common Stock pursuant to the ELOC Purchase Agreement for gross proceeds of approximately $0.4 million.

15.SUBSEQUENT EVENTS:

2021 Plan

Under the evergreen adjustment provisions of the 2021 Plan, on January 1, 2026, the number of shares of the Company’s common stock available for issuance under the 2021 Plan was increased by 273,588. After giving effect to the increase, the total number of shares of common stock that may be issued under the 2021 Plan is 1,916,714.

Warrant Exercises

Since December 31, 2025 38,611 shares of the Company’s common stock were issued upon the exercise of 38,620 Pre-Funded Warrants and Class C Warrants.

January 2026 Registered Direct Offering

On January 30, 2026, the Company entered into a securities purchase agreement (the “January 2026 RDO Purchase Agreement”) with an institutional investor, pursuant to which the Company agreed to sell to such investor 13,543 shares (the “Shares”) of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) at a purchase price of $25.00 per share and 13,678 pre-funded warrants (the “January 2026 Pre-Funded Warrant”) to purchase 13,678 shares of Common Stock at a purchase price of $25.00 per January 2026 Pre-Funded Warrant and an exercise price of $0.0001 per share (the “January 2026 Offering”). The Shares were offered by the Company pursuant to its shelf registration statement on Form S-3 (File No. 333-281608), which was declared effective by the Securities and Exchange Commission on August 22, 2024 and a related base prospectus and prospectus supplement thereunder. The gross proceeds from the January 2026 Offering were $680,500, prior to deducting offering expenses payable by the Company. The Company intends to use the net proceeds from the Offering for working capital and general corporate purposes.

Debt Conversion Agreement

On February 5, 2026, the Company entered into a debt conversion agreement (the “Debt Conversion Agreement”) with SmartKem Limited, a wholly owned subsidiary of the Company, and a creditor (the “Creditor”), pursuant to which the Company agreed to issue to the Creditor (i) 7,703 shares of Common Stock, at an ascribed price of $137.50 per share and (ii) pre-funded warrants (the “February 2026 Pre-Funded Warrant”) to purchase 6,966 shares of Common Stock in satisfaction of approximately $2,016,821 owed to the Creditor by SmartKem Limited. The February 2026 Pre-Funded Warrants are immediately exercisable at an exercise price of $0.0001 per share and may be exercised at any time until the February 2026 Pre-Funded Warrants are exercised in full.

Nasdaq Listing Deficiencies

On February 12, 2026, the Listing Qualifications Department of Nasdaq notified the Company that, based upon the Company’s continued non-compliance with the Equity Rule, the Staff had determined to delist the Company’s securities from Nasdaq unless the Company timely requests a hearing before the Nasdaq Hearings Panel (the “Panel”). The Company timely requested a hearing, which stayed the delisting and suspension of the Company’s securities pending the decision of the Hearings Panel. There can be no assurance that the Company will be able to evidence compliance with the Equity Rule or other applicable requirements for continued listing on The Nasdaq Capital Market prior to the hearing or that the Panel will grant the Company a further extension period in accordance with the Nasdaq Listing Rules.

On March 5, 2026, the Company received an additional letter (the “Bid Price Deficiency Letter”) from the Listing Qualifications Department of Nasdaq indicating that the Company is not in compliance with the minimum bid price requirement set forth in Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Price Rule”) for continued listing on the Nasdaq Capital Market. Based on the closing bid price of the Company’s common stock between January 21, 2026, and March 4, 2026, the Company no longer meets the minimum bid price requirement. The Bid Price Deficiency Letter has no immediate effect on the listing or trading of the Company’s common stock on the Nasdaq Capital Market.

Senior Secured Note Financing

On March 18, 2026, the Company entered into a Securities Purchase Agreement (the “March 2026 Purchase Agreement”) with certain accredited investors (each the “Note Buyer”, collectively the “Note Buyers”), pursuant to which the Company agreed to issue and sell to the Note Buyers senior secured promissory notes (the “March 2026 Notes”) in the aggregate original principal amount of $3,750,000 for an aggregate purchase price of $2,625,000, reflecting an original issue discount of approximately 30%.

The March 2026 Notes do not bear interest unless an Event of Default has occurred, in which case interest accrues at a rate of 14% per annum. The March 2026 Notes mature on the six-month anniversary of the original issuance date, subject to extension at the option of each Note Buyer in the event that an Event of Default has occurred. In addition, if the Company or any of its subsidiaries consummates a subsequent placement of securities, each Note Buyer may elect to exchange all or any portion of the then outstanding principal amount of its March 2026 Note into the securities being issued in such subsequent placement, with the aggregate amount of such securities valued at 120% of the exchanged principal amount.

In connection with the March 2026 Purchase Agreement, the Company and its subsidiaries entered into a Security and Pledge Agreement (the “March 2026 Security Agreement,” and together with the March 2026 Purchase Agreement, the March 2026 Notes, and the March 2026 Guaranties (as defined below), the “March 2026 Transaction Documents”) in favor of the collateral agent (the “Collateral Agent”) for the benefit of the Note Buyers. Pursuant to the March 2026 Security Agreement, the Grantors granted to the Collateral Agent a first priority perfected security interest in all existing and future assets of the Company and its direct and indirect subsidiaries, including a pledge of all of the capital stock of each subsidiary, as security for the Company’s obligations under the March 2026 Transaction Documents.

In connection with the March 2026 Security Agreement, the Company and its subsidiaries also entered into an Intellectual Property Security Agreement (the “IP Security Agreement”), pursuant to which the Grantors granted to the Collateral Agent a continuing security interest in certain of their intellectual property, as additional collateral security for the obligations under the March 2026 Transaction Documents. In addition, each subsidiary of the Company executed and delivered Guaranties (the “Guaranties”) in favor of the Collateral Agent, for the benefit of the Buyers, pursuant to which each such subsidiary unconditionally and irrevocably guaranteed the payment and performance of all of the Company’s obligations under the March 2026 Purchase Agreement, the March 2026 Notes, and the other March 2026 Transaction Documents.

As discussed below, on March 30, 2026 all Note Buyers elected to exchange all of the then outstanding principal into securities issued in a private placement of preferred stock and warrants.

Notes Payable

On March 18, 2026, the Company entered into Settlement Agreements and Releases (collectively, the “Settlement Agreements”) with the Purchasers of the Notes issued by the Company on October 31, 2025, pursuant to a Securities Purchase Agreement dated June 14, 2023 (as amended, the “Prior Purchase Agreement”). The Settlement Agreements were entered into to resolve certain claims alleged by the Purchasers against the Company in connection with the Notes, which claims the Company denied. Pursuant to the Settlement Agreements, the Company agreed to (i) repay each Purchaser the outstanding principal amount of its respective Note in full within two (2) business days following the effective date of the Settlement Agreements, and (ii) pay to the Holders an aggregate cash settlement payment of $300,000 by wire transfer of immediately available funds.

In addition, pursuant to the Settlement Agreements, the Company agreed to assign, transfer, and convey to SmartKem IP LLC, a Delaware limited liability company, certain of the Company’s right, title, and interest in and to certain patents and patent applications, together with all continuations, continuations-in-part, divisionals, reissues, reexaminations, extensions, foreign counterparts, and all rights to sue for past, present, and future infringement thereof. In furtherance thereof, the Company and its subsidiary, SmartKem Ltd, a corporation organized under English law (the “Assignor”), entered into an Intellectual Property Assignment Agreement (the “IP Assignment Agreement”) with SmartKem IP LLC (the “Assignee”), pursuant to which the Assignor irrevocably conveyed, transferred, and assigned to the Assignee certain of the Assignor’s right, title, and interest in and to certain patents, patent applications, and related intellectual property rights, together with all royalties, fees, income, and proceeds related thereto, and all claims and causes of action with respect thereto.

In connection with the Settlement Agreements, the Company and the Holders entered into Waiver and Termination Agreements (the “Waiver and Termination Agreements”) with respect to the Prior Purchase Agreement. Pursuant to the Waiver and Termination Agreements, the Holders agreed to (i) waive compliance with the Lower Priced Issuance provision set forth in Section 4.12(c) of the Prior Purchase Agreement with respect to the sale of securities pursuant to the Prior Purchase Agreement, (ii) amend Section 4.12(c) of the Prior Purchase Agreement to reset the price threshold thereunder to the lowest price per share at which securities are sold in the contemplated registered direct and private placement offering by the Company, and (iii) subject to the Company’s payment of the settlement payment and completion of the patent assignment contemplated by the Settlement Agreements, terminate the Variable Rate Transaction provision set forth in Section 4.12(b) of the Prior Purchase Agreement.

March 2026 Registered Direct Offering

On March 20, 2026, the Company entered into a securities purchase agreement (the “March 2026 RDO Purchase Agreement”) with certain institutional investors, pursuant to which the Company agreed to sell to such investors 227,307 Shares of the Company’s Common Stock at a purchase price of $11.52 per share (the “March 2026 Offering”). The Shares were offered by the Company pursuant to its shelf registration statement on Form S-3 (File No. 333-281608), which was declared effective by the Securities and Exchange Commission on August 22, 2024 and a related base prospectus and prospectus supplement thereunder. The gross proceeds from the March 2026 Offering were $2,617,440, prior to deducting offering expenses payable by the Company. The Company intends to use the net proceeds from the Offering for working capital and general corporate purposes.

Preferred Stock Offering and Warrants

On March 30, 2026, the Company entered into a securities purchase agreement (the “Preferred Stock Purchase Agreement” with certain institutional investors (collectively, the “Buyers”), including certain Note Buyers pursuant to which the Company agreed to issue and sell to the Buyers in a private placement (the “Private Placement”) (i) 11,411.5 shares of the Company’s newly designated Series A Convertible Preferred Stock, par value $0.0001 per share, with a stated value of $1,000 per share, convertible into shares of Common Stock at an initial conversion price of $29.11 per share, subject to adjustment as set forth in the certificate of designations and (ii) warrants to purchase up to 465,040 shares of Common Stock at an initial exercise price of $29.11 per share, subject to adjustment. The purchase price under the Preferred Stock Purchase Agreement was satisfied in cash and by exchange of $2,625,000 March 2026 Notes. The gross proceeds from the Private Placement were $4,629,200, prior to deducting offering expenses payable by the Company. The Company intends to use the net proceeds from the Offering for working capital and general corporate purposes.

Equity Line of Credit

On March 30, 2026, the Company entered into a common stock purchase agreement (the “ELOC Purchase Agreement”) with an equity line investor (the “ELOC Investor”), pursuant to which the Company has the right, but not the obligation, to sell to the ELOC Investor, and the ELOC Investor is obligated to purchase, up to the lesser of (a) $500,000,000 and (b) 19.99% of the Company’s outstanding shares of Common Stock as of the date of the ELOC Purchase Agreement, which number of shares shall be reduced, on a share-for-share basis, by the number of shares of Common Stock issued or issuable pursuant to any transaction or series of transactions that may be aggregated with the transactions contemplated by the ELOC Purchase Agreement under applicable rules of the Trading Market (as defined under the ELOC Purchase Agreement), (unless stockholder approval is obtained or applicable sales qualify as “at market” under applicable rules of The Nasdaq Stock Market LLC), from time to time during the period commencing on the effective date of a registration statement registering the resale of shares issuable under the ELOC Purchase Agreement and ending upon termination of the ELOC Purchase Agreement. Sales of Common Stock to the Investor under the ELOC Purchase Agreement, if any, will be made by the Company at its sole discretion from time to time by delivering purchase notices to the Investor (each, a “VWAP Purchase”). The purchase price per share for each VWAP Purchase will be equal to 90% of the lesser of (i) the lowest sale price of the Common Stock on the applicable purchase date and (ii) the volume weighted average price of the Common Stock during the applicable purchase period. The ELOC Investor’s aggregate committed obligation under any single VWAP Purchase shall not exceed $5,000,000. The ELOC Purchase Agreement prohibits the Company from issuing shares to the ELOC Investor to the extent such shares, when aggregated with all other shares of Common Stock then beneficially owned by the Investor and its affiliates, would cause the ELOC Investor’s beneficial ownership to exceed 4.99% of the outstanding shares of Common Stock.